EMPLOYEE BENEFIT PLAN - Summary of Components of Actuarial Gain On Retirement Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Actuarial (gain) / loss on arising from change in financial assumption	$ 162	$ (34)
Actuarial gain on arising from experience adjustment	(49)	(12)
Net actuarial (gain)/loss recognized in the year	$ 113	$ (46)